BUSINESS ORGANIZATION AND NATURE OF OPERATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Organization Consolidation And Presentation Of Financial Statements [Abstract]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS
NOTE 1 – BUSINESS ORGANIZATION AND NATURE OF OPERATIONS

Patent Properties, Inc. and Subsidiaries (the "Company") was previously known as GlobalOptions Group, Inc. (a Delaware corporation) with a wholly owned subsidiary GlobalOptions, Inc. On July 11, 2013, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) pursuant to which, on September 18, 2013 (the “Closing Date”) Walker Digital Holdings, LLC (“Walker Holdings”), a wholly-owned subsidiary of Walker Digital, LLC (“Walker Digital”) became a wholly-owned subsidiary of the Company (the “Merger”). Subsequent to the Closing Date, Walker Holdings changed its name to Inventor Holdings, LLC (“IH LLC”). As a result of the Merger, the Company is now a holding company with its primary operations conducted through IH LLC, as more fully discussed below. Under the transaction, Walker Digital received shares of the Company’s common stock and shares of a new Series B Preferred Stock, resulting in Walker Digital (after giving effect to a resale transaction in February 2014) owning approximately 48% of the economic interest and approximately 82.2% of the voting interest in the Company. Walker Digital may also receive an additional 2,166,667 shares of common stock, subject to certain performance conditions ("Contingency Shares").

Prior to the merger, Walker Digital Licensing and Enforcement (“Walker Licensing”) was a business segment of Walker Digital and was engaged in developing and commercializing patents and other intellectual property assets created by Walker Digital, which was the research and development lab founded and led by Jay Walker. Walker Licensing generated revenues from the granting of intellectual property rights for the use of, or pertaining to, patented technologies. It also monetized its intellectual property through the sale of select patent assets.

On June 3, 2013, IH LLC f/k/a Walker Holdings, was formed as a limited liability company in the State of Delaware. Walker Digital was the sole member of IH LLC. Immediately prior to the closing of the Merger, Walker Digital contributed Walker Licensing’s assets and business to IH LLC. In connection with the Merger, the Company acquired IH LLC and Walker Digital transferred ownership of the intellectual property assets that were primary to Walker Licensing’s business to IH LLC. All improvements to those assets, together with any intellectual property produced in connection with the patent licensing system under development, were assigned pursuant to an Invention Assignment Agreement with Mr. Walker.

Simultaneously with the closing of the Merger, we completed the closing of a private placement (the “Placement”) of units, each consisting of one newly issued share of common stock and one warrant to purchase half a share of newly issued common stock, at the price of $3.00 per unit, to unaffiliated, accredited third parties. The investors in the Placement collectively purchased 3,960,615 shares of common stock and warrants to purchase 1,980,318 shares of common stock for consideration net of offering costs of $11.7 million. The warrants issued to the investors are exercisable for a period of three years at a purchase price of $3.00 per share of our common stock and are subject to a call option in favor of the Company. It is a condition to our right to exercise the call option that, prior to the exercise of the call option, the closing price of our common stock equals or exceeds $6.00 per share for any 20 trading days within any period of 30 consecutive trading days. The Placement was made to a limited number of accredited investors and was deemed to be exempt from registration.

Nature of Business

The Company develops, licenses and otherwise enforces patented technologies. The Company generates revenues from the granting of intellectual property rights for the use of, or pertaining to, patented technologies. The Company may also monetize its intellectual property through the sale of select patent assets. Patent protection is a key part of the Company’s business model, because it provides the Company with a period of exclusive ownership during which the Company can recoup risk capital and generate a profit from inventions. As an entrepreneurially driven entity, the Company is committed to a flexible approach when it comes to business models, deal terms and allocations of risk. The Company is also creating an innovative licensing solution for the mass market of patent owners and users “The United States Patent Utility™” (the “Patent Utility”). As of June 30, 2014, the Company has developed the specifications for the Patent Utility and the products associated with it. On July 20, 2014, a patent application covering the patent licensing system currently in development was filed by us with the United States Patent and Trademark Office. Although the Company has not yet completed development of the system and while no assurances may be given that it will be completed and able to be commercialized to create value, the Company believes that patent licensing is a large market characterized by significant price inefficiency and discontinuity between the participating parties.

Note 1. - Business Organization and Nature of Operations

Patent Properties, Inc. and Subsidiaries (the "Company") was previously known as GlobalOptions Group, Inc. (a Delaware corporation) with a wholly owned subsidiary GlobalOptions, Inc. On July 11, 2013, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) pursuant to which, on September 18, 2013 (the “Closing Date”) Walker Digital Holdings, LLC (“Walker Holdings”), a wholly-owned subsidiary of Walker Digital, LLC (“Walker Digital”) became a wholly-owned subsidiary of the Company (the “Merger”). As a result of the Merger, the Company is now a holding company with its primary operations conducted through Walker Holdings, as more fully discussed below, although the Company anticipates that Walker Holdings will transfer a patent licensing system to us or another of our subsidiaries. Although the Company have not yet completed development of the system and while no assurances may be given that it will be completed and able to be commercialized to create value, the Company believes that patent licensing is a large market characterized by significant price inefficiency and discontinuity between the participating parties. Subsequent to the Closing Date, Walker Holdings changed its name to Inventor Holdings, LLC (“IH LLC”). Under the transaction, Walker Digital received shares of the Company’s common stock and shares of a new Series B Preferred Stock, resulting in Walker Digital (after giving effect to the resale transaction described below under “Recent Developments”) owning approximately 49% of the economic interest and approximately 82.5% of the voting interest in the Company. Walker Digital may also receive an additional 2,166,667 shares of common stock, subject to certain performance conditions ("Contingency Shares").

Prior to the merger, Walker Digital Licensing and Enforcement (“Walker Licensing”) was a business segment of Walker Digital and was engaged in developing and commercializing patents and other intellectual property assets created by Walker Digital, which was the research and development lab founded and led by Jay Walker. Walker Licensing generated revenues from the granting of intellectual property rights for the use of, or pertaining to, patented technologies. It also monetized its intellectual property to include the sale of select patent assets.

On June 3, 2013, IH LLC f/k/a Walker Holdings, was formed as a limited liability company in the State of Delaware. Walker Digital was the sole member of IH LLC. Immediately prior to the closing of the Merger, Walker Digital contributed Walker Licensing’s assets and business to IH LLC. In connection with the Merger, the Company acquired IH LLC and Walker Digital transferred ownership of the intellectual property assets that were primary to Walker Licensing’s business to IH LLC. All improvements to those assets, together with any intellectual property produced in connection with the patent licensing system under development, were assigned pursuant to an Invention Assignment Agreement with Mr. Walker.

Simultaneously with the closing of the Merger, we completed the closing of a private placement (the “Placement”) of units, each consisting of one newly issued share of common stock and one warrant to purchase half a share of newly issued common stock, at the price of $3.00 per unit, to unaffiliated, accredited third parties. The investors in the Placement collectively purchased 3,960,615 shares of common stock and warrants to purchase 1,980,318 shares of common stock for consideration net of offering costs of $11.7 million. The warrants issued to the investors are exercisable for a period of three years at a purchase price of $3.00 per share of our common stock and are subject to a call option in favor of the Company. It is a condition to our right to exercise its call option that, prior to the exercise of the call option, the closing price of our common stock equals or exceeds $6.00 per share for any 20 trading days within any period of 30 consecutive trading days. The Placement was made to a limited number of accredited investors and was deemed to be exempt from registration.

Nature of Business

The Company develops, licenses and otherwise enforces patented technologies. The Company generates revenues from the granting of intellectual property rights for the use of, or pertaining to, patented technologies. The Company also monetizes its intellectual property to include the sale of select patent assets. Patent protection is a key part of the Company’s business model, because it provides the Company with a period of exclusive ownership during which the Company can recoup risk capital and generate a profit from inventions. As an entrepreneurially driven entity, the Company is committed to a flexible approach when it comes to business models, deal terms and allocations of risk.